Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Provisions and other liabilities [Abstract]
Provisions and other liabilities
	December 31,
	2021	2020
	US$’000	US$’000
Non-current liabilities
Provisions and other liabilities	—	21,382
Leases due greater than 1 year	4,049	4,569
	4,049	25,951
Current liabilities
Provisions and other liabilities	6,000	9,976
Leases due less than 1 year	1,545	963
	7,545	10,939
Total provisions and other liabilities	11,594	36,890

Changes in lease liabilities from financing activities
	2021	2020
	US$’000	US$’000
Changes in lease liabilities from financing activities:
At January 1	5,532	1,624
Adoption of IFRS 16	—	—
Cash-flows
Payment of leases	(1,215)	(1,119)
Non-cash
Acquired lease assets	—	—
New leases	1,077	4,420
Interest expense	558	335
Foreign exchange movement	(358)	272
At December 31	5,594	5,532